RETIREMENT AND POST RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2010
RETIREMENT AND POST RETIREMENT OBLIGATIONS
RETIREMENT AND POST RETIREMENT OBLIGATIONS

29. RETIREMENT AND POST RETIREMENT OBLIGATIONS

        MGTS has historically provided certain benefits to employees upon their retirement and afterwards, which include monthly regular pension, death-in-service payments, lump-sum upon retirement payments, death-while-pensioner payments and 50% monthly telephone subsidies for the pensioners who served more than 30 years at MGTS. As of December 31, 2010, there were 9,571 active employees eligible for the program. The pension plan is terminally funded, i.e., upon retirement MGTS transfers all its obligations to a pension fund (NPF "Sistema"), a subsidiary of Sistema, and from that moment onwards has no more obligations towards the pensioner regarding the pension plan. All other program benefits are financed on a pay-as-you-go basis.

        MGTS' pension obligations are measured as of December 31. The following are the key assumptions used in determining the projected benefit obligation and net periodic pension expense:

	2010	2009
Discount rate	8.00% p.a.	9.00% p.a.
Expected return on plan assets	8.17% p.a.	9.22% p.a.
Projected salary growth	9.72% p.a.	9.72% p.a.
Discount rate used for annuity contracts calculation	4.00% p.a.	7.00% p.a.
Rate at which pension payment are assumed to be indexed	0.00% p.a.	0.00% p.a.
Long-term inflation	5.50% p.a.	5.50% p.a.
Staff turnover (for ages below 50)	5.00% p.a.	5.00% p.a.

        The change in the projected benefit obligation and the change in plan assets for the years ended December 31, 2010 and 2009 are presented in the following table:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	$11,769	$14,540	$26,309	$11,924	$17,797	$29,721
Service cost	573	708	1,281	491	737	1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Actuarial (gains)/losses	3,515	4,426	7,941	17	(1,688)	(1,671)
Benefit payment	—	(1,323)	(1,323)	—	(3,043)	(3,043)
Settlement and curtailment gain	(794)	—	(794)	(1,245)	—	(1,245)
Termination benefits	—	8,231	8,231	—	—	—
Foreign currency translation effect	(56)	(94)	(150)	(332)	(634)	(966)

Projected benefit obligation, end of the year	$16,018	$27,740	$43,758	$11,769	$14,540	$26,309

Change in fair value of plan asset
Fair value of plan assets, beginning of the year	$772	$—	$772	$471	$—	$471
Correction of asset value, beginning of year	—	—	—	(188)	—	(188)
Actual return on plan assets	—	—	—	—	—	—
Employer contributions	1,358	1,323	2,681	1,733	3,044	4,777
Benefits paid	—	(1,323)	(1,323)	—	(3,044)	(3,044)
Settlement	(794)	—	(794)	(1,245)	—	(1,245)
Foreign currency translation effect	(8)	—	(8)	1	—	1

Fair value of plan assets, end of the year	$1,328	$—	$1,328	$772	$—	$772

Unfunded status of the plan, end of the year, net	$(14,690)	$(27,740)	$(42,430)	$(10,997)	$(14,540)	$(25,537)

        Reconciliations of the unfunded status of the plan for the years ended December 31, 2010 and 2009 are as follows:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unfunded status of the plan, beginning of the year	$10,997	$14,540	$25,537	$11,453	$17,797	$29,250
Net periodic benefit cost	1,994	10,571	12,565	2,115	2,726	4,841
Contributions made	(1,358)	(1,323)	(2,681)	(1,733)	(3,044)	(4,777)
(Credit)/charge to other comprehensive income/(loss), net	3,105	4,046	7,151	(505)	(2,306)	(2,811)
Foreign currency translation effect	(48)	(94)	(142)	(333)	(633)	(966)

Unfunded status of the plan, end of the year	$14,690	$27,740	$42,430	$10,997	$14,540	$25,537

        The components of the net periodic pension expense for the years ended December 31, 2010 and 2009 are as follows:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Service cost	$573	$708	$1,281	$491	$737	$1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Return on assets	—	—	—	—	—	—
Immediate recognition of prior service cost	—	8,231	8,231	—	—	—
Net actuarial loss recognized during the year	473	191	664	582	438	1,020
Amortization of prior service cost	(63)	189	126	(60)	180	120
Correction of asset value, beginning of year	—	—	—	188	—	188

Net periodic pension expense	$1,994	$10,571	$12,565	$2,115	$2,726	$4,841

        Amounts recognized in other comprehensive income for the years ended 31 December, 2010 and 2009 are as follows:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unrecognized gains	$3,042	$4,235	$7,277	$(565)	$(2,126)	$(2,691)
Unrecognized prior service cost/(credit)	63	(189)	(126)	60	(180)	(120)

Total recognized in other comprehensive income	$3,105	$4,046	$7,151	$(505)	$(2,306)	$(2,811)

        The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost over the year ending December 31, 2011 are $1.3 million and $0.1 million, respectively.

        The Group's management expects contributions to the plan during the year ended December 31, 2011 to amount to $3.2 million.

        The future benefit payments to retirees under the defined benefit plan are expected to be as follows: 2011—$2.8 million; 2012—$3.5 million; 2013—$3.8 million, 2014—$4.9 million; 2015—$5.8 million and an aggregate of $27.9 million in 2016 to 2020.

        NPF "Sistema" does not allocate any separately identifiable assets to its clients such as MGTS. Instead, it operates a pool of investments where it invests the funds from the pension solidarity and individual accounts. The pool of investments includes primarily investments in Russian corporate bonds, Russian governmental bonds and shares of Russian issuers.